Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Operations
Revenues	$ 514,783,000	$ 479,501,000	$ 448,681,000
Cost of revenues	343,028,000	322,649,000	303,889,000
Gross margin	171,755,000	156,852,000	144,792,000
Selling, general and administrative	125,910,000	119,389,000	121,583,000
Restructuring			2,321,000
(Gain) on settlement	0	(3,074,000)	(5,718,000)
Operating income	45,845,000	40,537,000	26,606,000
Interest expense	53,762,000	53,043,000	54,066,000
Loss before income taxes and noncontrolling interest	(7,917,000)	(12,506,000)	(27,460,000)
(Benefit) provision for income taxes	(17,159,000)	946,000	756,000
Consolidated net income (loss)	9,242,000	(13,452,000)	(28,216,000)
Net income attributable to noncontrolling interest	414,000	308,000	432,000
Net income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	$ 8,828,000	$ (13,760,000)	$ (28,648,000)